Commitments and Contingencies - (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Commitments and Contingencies
Long-term contracts, contract price	$ 7,564	$ 24,525
Long-term contracts, commitments amount	3,747	22,682
Letter of credit	1,089
Refundable deposits of the long term contract for purchase agreements with suppliers	265,000	237,000
Contractual obligation	1,415,000	$ 2,088,000
Amount of Obligations Expected To Be Paid in the next 12 months	$ 589,000